Premises and equipment - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Premises And Equipmen Additional Information [Abstract]
Depreciation, Depletion and Amortization	$ 55.1	$ 58.4	$ 58.1
Occupancy Expense	25.2	27.2	27.3
Equipment Communications And Other Operating Expenses	29.8	31.2	30.8
Rental Income	$ 13.4	$ 15.5	$ 19.3